Investments	12 Months Ended
Dec. 31, 2024
Investments
Investments

8. Investments

(a) Short-term Investments

As of December 31, 2023 and 2024, the Company’s short-term investments are comprised of investments in wealth management products issued by financial institutions, which contain a variable interest rate. To estimate the fair value of short-term investments, the Company refers to the quoted rate of return provided by financial institutions at the end of each year using discounted cash flow method. The Company classifies the valuation techniques that use these inputs as level 2 of fair value measurement.

For the years ended December 31, 2022, 2023 and 2024, the Group recognized investment income related to short-term investments of RMB4,264, RMB7,209 and RMB3,229 in the consolidated statements of comprehensive income/(loss), respectively.

(b) Long-term Investments

The Group’s equity investments are reported in long-term investments in the consolidated balance sheets.

The Group’s long-term investments consisted of the follows:

	Equity	Equity
	investments	investments
	without readily	with readily
	determinable	determinable	Equity method
	fair values	fair values	investments	Total
	RMB	RMB	RMB	RMB
Balance as of January 1, 2023	224,813	—	3,146	227,959
Addition	10,540	7,104	33,735	51,379
Disposal	—	—	(381)	(381)
Reduction of capital	—	—	(1,230)	(1,230)
Share of losses of equity method investees	—	—	(12,723)	(12,723)
Fair value change	—	(3,534)	—	(3,534)
Impairment	—	—	(444)	(444)
Foreign exchange adjustment	—	(10)	—	(10)
Balance as of December 31, 2023	235,353	3,560	22,103	261,016
Addition	11,500	—	26,658	38,158
Disposal	(3,400)	—	—	(3,400)
Share of losses of equity method investees	—	—	(15,015)	(15,015)
Fair value change	7,791	(1,264)	—	6,527
Impairment	—	—	(7,350)	(7,350)
Foreign exchange adjustment	—	50	295	345
Balance as of December 31, 2024	251,244	2,346	26,691	280,281

8. Investments (Continued)

(b) Long-term Investments (Continued)

Equity investments using the measurement alternative

In October 2016, the Group completed its investment in Shanghai Xingying Medical Technology Co., Ltd (“Xingying”), and obtained its 10% equity interest with certain substantial preferential rights. Total consideration for the investment in Xingying was RMB4,000 with a combination of RMB1,000 in cash and RMB3,000 in the form of information services. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the shares invested by the Company are not considered as in-substance common stock and the shares do not have readily determinable fair values.

In October 2017, the Group invested in First BCC Plastic Surgery Hospital (“First BCC”) by purchasing 1% of its equity interest, with a total cash consideration of RMB1,663. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the Company had no significant influence over the investee and the shares do not have readily determinable fair values.

In October 2018, the Group invested in Chengdu Zhisu Medical Management Company Limited (“Chengdu Zhisu”) by purchasing 16% of its equity interest with certain substantial preferential rights. The total cash consideration for the investment was RMB4,000. In September 2019, the Group additionally acquired Chengdu Zhisu’s newly issued ordinary shares by paying the cash consideration of RMB4,250. After the subsequent investment in 2019, the Group held approximately 16% of its issued and outstanding shares. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the shares invested by the Company are not considered as in-substance common stock and the shares do not have readily determinable fair values.

In November 2018, the Group invested in Beijing Mevos Management Consulting Company Limited (“Beijing Mevos”) by purchasing 11.11% of its equity interest with certain substantial preferential rights. The total cash consideration for the investment was RMB5,150. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the shares invested by the Company are not considered as in-substance common stock and the shares do not have readily determinable fair values.

In April 2019, the Group completed the investment in Beijing Yicai Health Management Consulting Co., Ltd. (“Yicai”) by purchasing 35% of its equity interest with certain substantial preferential rights. The total cash consideration for the investment was RMB17,500. In September 2021, the Group additionally acquired Yicai’s newly issued ordinary shares by paying the cash consideration of RMB350. After the subsequent investment in 2021, the Group held 35% of its issued and outstanding shares. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the shares invested by the Company are not considered as in-substance common stock and the shares do not have readily determinable fair values.

In December 2020, the Group completed the investment in Shanghai Linkedcare (“Linkedcare”) Information Technology Co., Ltd. by purchasing 15.1% of its equity interest with certain substantial preferential rights. The total cash consideration for the investment was RMB125,000. In July 2021, the Group additionally acquired Linkedcare newly issued preferred shares by paying the cash consideration of RMB40,000. After the subsequent investment in 2021, the Group held approximately 13.33% of its issued and outstanding shares. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the shares invested by the Company are not considered as in-substance common stock and the shares do not have readily determinable fair values.

8. Investments (Continued)

(b) Long-term Investments (Continued)

Equity investments using the measurement alternative (continued)

In June 2021, the Group invested in Beauty Care Clinics Investment Co., Ltd (“BCC Investment”) by purchasing 1.74% of its equity interest with certain substantial preferential rights. The total cash consideration for the investment was RMB50,000. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the Company had no significant influence over the investee and the shares do not have readily determinable fair values.

In July 2021, the Group acquired Wuhan Miracle. Wuhan Miracle owned 7.5% of the equity interest of Kairuite Medical Technology (Suzhou) Co., Ltd. (Previous known as Kerui Medical Technology (Ningbo) Co., Ltd.) with a total cash consideration of RMB3,000. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the Company had no significant influence over the investee and the shares do not have readily determinable fair values. In October 2024, the Group disposed 2.0% of its equity interest with the cash consideration of RMB3,400.

In April 2023, the Group completed the investment in Hangzhou Huanyouji Culture Media Co., Ltd. by purchasing 30% of its equity interest with certain substantial preferential rights. The total cash consideration for the investment was RMB10,540. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the shares invested by the Company are not considered as in-substance common stock and the shares do not have readily determinable fair values.

In August 2024, the Group invested in JHM Biopharm (Hangzhou) Co., Ltd. (“JHM”) by purchasing 0.7307% of its equity interest with the total cash consideration of RMB10,000. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016 - 01 as the shares invested by the Company are not considered as in - substance common stock and the shares do not have readily determinable fair values.

In September 2024, the Group invested in Shanghai Miaoyu Internet Technology Limited by purchasing 15% of its equity interest with the total cash consideration of RMB1,500. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the shares invested by the Company are not considered as in-substance common stock and the shares do not have readily determinable fair values.

The Group assesses the existence of indicators for other-than-temporary impairment of the investments by considering factors including, but not limited to, current economic and market conditions, the operating performance of the entities including current earnings trends and other entity-specific information. Based on the Group’s assessment, an impairment loss of RMB7,945, nil and nil was recognized in the consolidated statements of comprehensive income/(loss) for the years ended December 31, 2022, 2023 and 2024, respectively, against the carrying value of the investment due to significant deterioration in earnings or unexpected changes in business prospects of the investees as compared to the original investment.

Equity investments with readily determinable fair values

In June 2023, the Group paid HKD7,818 (equivalent to RMB7,104 at the transaction date) to acquire 357,800 common shares of a Hong Kong listed company, which is engaged in developing comprehensive solutions that are tailored to meet the diverse and evolving needs of patients and consumers in the broader dermatology treatment and care market.

The common shares have readily determinable fair values and the Group does not have the ability to exercise significant influence over the company. Accordingly, the Group accounted for the investment at fair value based on the quoted prices in active markets.

8. Investments (Continued)

(b) Long-term Investments (Continued)

Equity method investments

In October 2019, the Group invested in Beijing Sharing New Medical Technology Co., Ltd. (“Sharing New Medical”) by purchasing 49% of its equity interest. The total cash consideration for the investment was RMB13,475. In February 2021, the registered capital of Sharing New Medical increased and the Group additionally invested RMB7,596 to Sharing New Medical in proportion to its shareholdings. In February 2023, upon the receipt of the loan repayment by Sharing New Medical in the amount of RMB18,620, the Group invested an additional RMB19,609 in Sharing New Medical in proportion to its shareholdings. In addition, in December 2023, the Group invested an additional RMB14,126 in Sharing New Medical in proportion to its shareholdings by converting its loan receivable from Sharing New Medical. Upon the completion of these transactions, the Group still held approximately 49% of its equity interest. The investment was accounted for using equity method as the Group can exercise significant influence on the investee.

In September 2021, the Group invested in Beijing Souyang Management Consulting Co., Ltd (“Beijing Souyang”) by purchasing 77% of its equity interest. The total cash consideration for the investment was RMB5,000. The Company determined that Beijing Souyang was not a variable interest entity under ASC Topic 810, “Consolidation” (“ASC 810”) and evaluated for consolidation under the voting interest model. Because of substantive participating rights of the 23% equity investor, including the approval of material operating decisions such as appointment of key management and determination of key management’s compensation, the Group does not have unilateral control over this investment. Therefore, the Group does not consolidate Beijing Souyang but accounts for it using equity method in accordance with ASC 323, Investments—Equity Method and Joint Ventures. In February 2023, the Group disposed 11% of its equity interest with the cash consideration of RMB700. In May 2023, the Group made a capital reduction of 46% of its equity interest with the cash consideration of RMB3,753, and has received RMB1,000. As of December 31, 2023, the Group held 20% of its equity interest.

In April 2024, the Group invested in Zhejiang Xinyang Medical Instrument Co., Ltd. (“Zhejiang Xinyang”) by purchasing 60% of its equity interest. The total cash consideration for the investment was US$3,750. The Group determined that Zhejiang Xinyang was not a variable interest entity under ASC 810 and evaluated for consolidation under the voting interest model. Because the 40% equity investor has the substantive participating rights over major decisions that impact the economics and operations, the Group does not have unilateral control over this investment, the Group does not consolidate Zhejiang Xinyang but accounts for it using equity method in accordance with ASC 323, Investments - Equity Method and Joint Ventures.

The Group assesses the existence of indicators for other-than-temporary impairment of the investments by considering factors including, but not limited to, current economic and market conditions, the operating performance of the entities including current earnings trends and other entity-specific information. Based on the Group’s assessment, an impairment loss of nil and RMB444 was recognized in the consolidated statements of comprehensive income/(loss) for the years ended December 31, 2022 and 2023, respectively, against the carrying value of the investment due to significant deterioration in earnings or unexpected changes in business prospects of the investees as compared to the original investment. And an impairment loss of RMB7,350 was recognized for the investment in Sharing New Medical for the year ended December 31, 2024 due to the significant deterioration in the financial condition.